Significant Accounting Policies - Effect of ASU 2014-06 on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (110,359)	$ (373,642)	$ (45,840)	$ (65,849)	$ (88,956)	$ (29,416)	$ (22,800)	$ (33,642)	$ (595,690)	$ (174,814)	$ 994,112
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes									79,160	43,931	(9,737)
Other non-cash items									938,828
Receivables									(63,814)	(14,333)	6,478
Prepaid expenses, contract and other assets									3,708	(24,760)	(51,388)
Accounts payable and accrued liabilities									7,291	(42,337)	35,850
Accrued interest payable									21,442	58,367	43,347
Deferred revenue and contract liabilities									(39,763)	(134,577)	(58,796)
Accrued retirement benefits									(15,902)	(13,422)	(9,385)
Other long-term liabilities									8,913	(8,783)	(8,497)
Net cash provided by operating activities									344,173	$ 464,246	$ 678,755
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Cash flows from operating activities
Net loss									(539,598)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes									42,465
Other non-cash items									938,828
Receivables									(59,629)
Prepaid expenses, contract and other assets									(9,065)
Accounts payable and accrued liabilities									7,953
Accrued interest payable									21,442
Deferred revenue and contract liabilities									(47,164)
Accrued retirement benefits									(15,902)
Other long-term liabilities									4,843
Net cash provided by operating activities									344,173
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Cash flows from operating activities
Net loss									(56,092)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes									36,695
Other non-cash items									0
Receivables									(4,185)
Prepaid expenses, contract and other assets									12,773
Accounts payable and accrued liabilities									(662)
Accrued interest payable									0
Deferred revenue and contract liabilities									7,401
Accrued retirement benefits									0
Other long-term liabilities									4,070
Net cash provided by operating activities									$ 0